Significant Accounting Policies (Schedule of Supplemental Cash Flow Information) (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Supplemental Cash Flow Information [Line Items]
Financing leases	$ 40	$ 19
Operating Leases	239	38
Virginia Electric and Power Company
Schedule Of Supplemental Cash Flow Information [Line Items]
Financing leases	36	14
Operating Leases	$ 206	$ 33